Financial result (Tables)	9 Months Ended
Sep. 30, 2019
Financial result
Schedule of financial result

	Three months ended September 30,
	2019	2018(1)
	(€ in thousands)
Interest expense	(417)	(1,086)
Interest expense on lease liability (2018: Finance lease obligations)	(50)	(20)
Long-term debt	(250)	(238)
Expense from revaluation of derivative financial instruments	(106)	(805)
Other	(11)	(23)
Interest income	47	44
Payout of bond funds	44	34
Other	3	10
Financial result	(370)	(1,042)

	Nine months ended September 30,
	2019	2018(1)
	(€ in thousands)
Interest expense	(1,020)	(962)
Interest expense on lease liability (2018: Finance lease obligations)	(145)	(79)
Long-term debt	(745)	(705)
Expense from revaluation of derivative financial instruments	(87)	(89)
Other	(43)	(89)
Interest income	126	60
Payout of bond funds	115	48
Other	11	12
Financial result	(894)	(902)

(1)The Company has initially applied IFRS 16 as of January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated and the cumulative effect of initially applying IFRS 16 is recognized in retained earnings at the date of initial application. For further information, see Note 2 of the condensed consolidated interim financial statements.